PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [abstract]
Impairment through use or sale of the assets	$ 57,794	$ 85,603
Impairment loss	6,112	10,437	$ 4,382
Net book value of assets held under operating lease	12,000
Depreciation charged on assets under operating lease	8	30
Lease instruments reclassified as inventory on return from customers	25,700	22,100
Property, plant and equipment under construction	204	561
Assets held under finance leases	372	51
Depreciation charge of capitalized leased assets	$ 37	$ 181